COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 4,700,000
Lease commitments:
Lease expense	1,024,970	$ 1,050,661	$ 1,071,287
2017	991,142
2018	991,142
2019	961,538
Total	$ 2,943,822